Goodwill And Intangible Assets (Details 2) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
2014		$ 1,593
2015		1,357
2016		318
2017		243
2018		189
Thereafter		207
Net	$ 2,523	$ 3,907	$ 6,023